Equity - Shares Authorized and Issued (Details) shares in Thousands	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Apr. 04, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	450,000	450,000
Number of shares issued and fully paid (in shares)	245,721	244,211		126,100	126,100
Share subdivision ratio			1.1425
Series C Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	0	0
Number of shares issued and fully paid (in shares)	0	0	75,025	75,025	75,025